Annual Fund Operating Expenses	Sep. 30, 2020
Retail | Strategic Municipal Income Fund | Thornburg Strategic Municipal Income Fund Class A
Document Information [Line Items]
Management Fees	0.75%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.26%
Total Annual Fund Operating Expenses	1.26%
Fee Waiver/Expense Reimbursement	(0.45%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.81%
Retail | Strategic Municipal Income Fund | Thornburg Strategic Municipal Income Fund Class C
Document Information [Line Items]
Management Fees	0.75%
Distribution and Service (12b-1) Fees	0.60%
Other Expenses	0.30%
Total Annual Fund Operating Expenses	1.65%
Fee Waiver/Expense Reimbursement	(0.37%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.28%
Retail | Strategic Municipal Income Fund | Thornburg Strategic Municipal Income Fund Class I
Document Information [Line Items]
Management Fees	0.75%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.23%
Total Annual Fund Operating Expenses	0.98%
Fee Waiver/Expense Reimbursement	(0.39%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.59%
Retail | Intermediate New Mexico Fund | Thornburg New Mexico Intermediate Municipal Fund - Class A
Document Information [Line Items]
Management Fees	0.50%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.22%
Total Annual Fund Operating Expenses	0.97%
Fee Waiver/Expense Reimbursement	none	[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.97%
Retail | Intermediate New Mexico Fund | Thornburg New Mexico Intermediate Municipal Fund - Class D
Document Information [Line Items]
Management Fees	0.50%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses	0.25%
Total Annual Fund Operating Expenses	1.25%
Fee Waiver/Expense Reimbursement	none	[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.25%
Retail | Intermediate New Mexico Fund | Thornburg New Mexico Intermediate Municipal Fund - Class I
Document Information [Line Items]
Management Fees	0.50%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.19%
Total Annual Fund Operating Expenses	0.69%
Fee Waiver/Expense Reimbursement	(0.02%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.67%
Retail | Intermediate New York Fund | Thornburg New York Intermediate Municipal Fund - Class A
Document Information [Line Items]
Management Fees	0.50%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.37%
Total Annual Fund Operating Expenses	1.12%
Fee Waiver/Expense Reimbursement	(0.13%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.99%
Retail | Intermediate New York Fund | Thornburg New York Intermediate Municipal Fund - Class I
Document Information [Line Items]
Management Fees	0.50%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.38%
Total Annual Fund Operating Expenses	0.88%
Fee Waiver/Expense Reimbursement	(0.21%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.67%
Retail | Strategic Income Fund | Thornburg Strategic Income Fund - Class A
Document Information [Line Items]
Management Fees	0.69%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.22%
Total Annual Fund Operating Expenses	1.16%
Fee Waiver/Expense Reimbursement	(0.11%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.05%
Retail | Strategic Income Fund | Thornburg Strategic Income Fund - Class C
Document Information [Line Items]
Management Fees	0.69%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses	0.23%
Total Annual Fund Operating Expenses	1.92%
Fee Waiver/Expense Reimbursement	(0.12%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.80%
Retail | Strategic Income Fund | Thornburg Strategic Income Fund - Class I
Document Information [Line Items]
Management Fees	0.69%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.22%
Total Annual Fund Operating Expenses	0.91%
Fee Waiver/Expense Reimbursement	(0.31%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.60%
Retail | International Value Fund | Thornburg International Value Fund - Class A
Document Information [Line Items]
Management Fees	0.75%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.26%
Total Annual Fund Operating Expenses	1.26%
Retail | International Value Fund | Thornburg International Value Fund - Class C
Document Information [Line Items]
Management Fees	0.75%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses	0.34%
Total Annual Fund Operating Expenses	2.09%
Retail | International Value Fund | Thornburg International Value Fund - Class I
Document Information [Line Items]
Management Fees	0.75%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.22%
Total Annual Fund Operating Expenses	0.97%
Retail | International Growth Fund | Thornburg International Growth Fund - Class A
Document Information [Line Items]
Management Fees	0.82%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.25%
Total Annual Fund Operating Expenses	1.32%
Retail | International Growth Fund | Thornburg International Growth Fund - Class C
Document Information [Line Items]
Management Fees	0.82%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses	0.26%
Total Annual Fund Operating Expenses	2.08%
Retail | International Growth Fund | Thornburg International Growth Fund - Class I
Document Information [Line Items]
Management Fees	0.82%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.21%
Total Annual Fund Operating Expenses	1.03%
Retail | Income Builder Fund | Thornburg Investment Income Builder Fund - Class A
Document Information [Line Items]
Management Fees	0.69%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.19%
Acquired Fund Fees and Expenses	0.14%
Total Annual Fund Operating Expenses	1.27%	[5]
Retail | Income Builder Fund | Thornburg Investment Income Builder Fund - Class C
Document Information [Line Items]
Management Fees	0.69%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses	0.18%
Acquired Fund Fees and Expenses	0.14%
Total Annual Fund Operating Expenses	2.01%	[5]
Retail | Income Builder Fund | Thornburg Investment Income Builder Fund - Class I
Document Information [Line Items]
Management Fees	0.69%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.19%
Acquired Fund Fees and Expenses	0.14%
Total Annual Fund Operating Expenses	1.02%	[5]
Retail | Global Opportunities Fund | Thornburg Global Opportunities Fund - Class A
Document Information [Line Items]
Management Fees	0.82%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.26%
Total Annual Fund Operating Expenses	1.33%
Retail | Global Opportunities Fund | Thornburg Global Opportunities Fund - Class C
Document Information [Line Items]
Management Fees	0.82%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses	0.27%
Total Annual Fund Operating Expenses	2.09%
Retail | Global Opportunities Fund | Thornburg Global Opportunities Fund - Class I
Document Information [Line Items]
Management Fees	0.82%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.24%
Total Annual Fund Operating Expenses	1.06%
Retail | Developing World Fund | Thornburg Developing World Fund Class A
Document Information [Line Items]
Management Fees	0.96%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.29%
Total Annual Fund Operating Expenses	1.50%
Fee Waiver/Expense Reimbursement	none
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.50%
Retail | Developing World Fund | Thornburg Developing World Fund Class C
Document Information [Line Items]
Management Fees	0.96%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses	0.30%
Total Annual Fund Operating Expenses	2.26%
Fee Waiver/Expense Reimbursement	none
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	2.26%
Retail | Developing World Fund | Thornburg Developing World Fund Class I
Document Information [Line Items]
Management Fees	0.96%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.23%
Total Annual Fund Operating Expenses	1.19%
Fee Waiver/Expense Reimbursement	(0.10%)	[6]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.09%
Retail | Better World International Fund | Thornburg Better World International Fund - Class A
Document Information [Line Items]
Management Fees	0.98%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.87%
Total Annual Fund Operating Expenses	2.10%
Fee Waiver/Expense Reimbursement	(0.27%)	[7]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.83%
Retail | Better World International Fund | Thornburg Better World International Fund - Class C
Document Information [Line Items]
Management Fees	0.98%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses	1.50%
Total Annual Fund Operating Expenses	3.48%
Fee Waiver/Expense Reimbursement	(1.10%)	[7]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	2.38%
Retail | Better World International Fund | Thornburg Better World International Fund - Class I
Document Information [Line Items]
Management Fees	0.98%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.46%
Total Annual Fund Operating Expenses	1.44%
Fee Waiver/Expense Reimbursement	(0.35%)	[7]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.09%
Retail | Long/Short Equity Fund | Thornburg Long/Short Equity Fund- Class I
Document Information [Line Items]
Management Fees	1.25%
Distribution and Service (12b-1) Fees	none
Dividend Expenses on Short Sales	0.97%	[8]
Borrowing Costs on Short Sales and Interest Expenses	0.97%	[8]
Other Expenses	0.28%
Total Annual Fund Operating Expenses	3.47%
Retail | Thornburg Summit Fund | Thornburg Summit Fund - Class A
Document Information [Line Items]
Management Fees	0.75%
Distribution and Service (12b-1) Fees	0.25%
Dividend Expenses on Short Sales	0.09%	[9]
Borrowing Costs on Short Sales and Interest Expenses	0.64%	[9]
Other Expenses	0.96%
Acquired Fund Fees and Expenses	0.03%
Total Annual Fund Operating Expenses	2.72%
Fee Waiver/Expense Reimbursement	(0.72%)	[10]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	2.00%
Retail | Thornburg Summit Fund | Thornburg Summit Fund - Class I
Document Information [Line Items]
Management Fees	0.75%
Distribution and Service (12b-1) Fees	none
Dividend Expenses on Short Sales	0.09%	[9]
Borrowing Costs on Short Sales and Interest Expenses	0.64%	[9]
Other Expenses	0.96%
Acquired Fund Fees and Expenses	0.03%
Total Annual Fund Operating Expenses	2.47%
Fee Waiver/Expense Reimbursement	(0.72%)	[10]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.75%
Retirement | Strategic Income Fund | Thornburg Strategic Income Fund - Class R3
Document Information [Line Items]
Management Fees	0.69%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses	1.40%
Total Annual Fund Operating Expenses	2.59%
Fee Waiver/Expense Reimbursement	(1.34%)	[11]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.25%
Retirement | Strategic Income Fund | Thornburg Strategic Income Fund - Class R4
Document Information [Line Items]
Management Fees	0.69%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	1.57%
Total Annual Fund Operating Expenses	2.51%
Fee Waiver/Expense Reimbursement	(1.26%)	[11]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.25%
Retirement | Strategic Income Fund | Thornburg Strategic Income Fund - Class R5
Document Information [Line Items]
Management Fees	0.69%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.49%
Total Annual Fund Operating Expenses	1.18%
Fee Waiver/Expense Reimbursement	(0.58%)	[11]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.60%
Retirement | Strategic Income Fund | Thornburg Strategic Income Fund - Class R6
Document Information [Line Items]
Management Fees	0.69%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.29%
Total Annual Fund Operating Expenses	0.98%
Fee Waiver/Expense Reimbursement	(0.45%)	[11]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.53%
Retirement | International Value Fund | Thornburg International Value Fund - Class R3
Document Information [Line Items]
Management Fees	0.75%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses	0.40%
Total Annual Fund Operating Expenses	1.65%
Fee Waiver/Expense Reimbursement	(0.20%)	[12]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.45%
Retirement | International Value Fund | Thornburg International Value Fund - Class R4
Document Information [Line Items]
Management Fees	0.75%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.44%
Total Annual Fund Operating Expenses	1.44%
Fee Waiver/Expense Reimbursement	(0.19%)	[12]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.25%
Retirement | International Value Fund | Thornburg International Value Fund - Class R5
Document Information [Line Items]
Management Fees	0.75%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.37%
Total Annual Fund Operating Expenses	1.12%
Fee Waiver/Expense Reimbursement	(0.13%)	[12]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.99%
Retirement | International Value Fund | Thornburg International Value Fund - Class R6
Document Information [Line Items]
Management Fees	0.75%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.13%
Total Annual Fund Operating Expenses	0.88%
Fee Waiver/Expense Reimbursement	none	[12]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.88%
Retirement | International Growth Fund | Thornburg International Growth Fund - Class R3
Document Information [Line Items]
Management Fees	0.82%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses	0.70%
Total Annual Fund Operating Expenses	2.02%
Fee Waiver/Expense Reimbursement	(0.52%)	[13]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.50%
Retirement | International Growth Fund | Thornburg International Growth Fund - Class R4
Document Information [Line Items]
Management Fees	0.82%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.84%
Total Annual Fund Operating Expenses	1.91%
Fee Waiver/Expense Reimbursement	(0.51%)	[13]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.40%
Retirement | International Growth Fund | Thornburg International Growth Fund - Class R5
Document Information [Line Items]
Management Fees	0.82%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.47%
Total Annual Fund Operating Expenses	1.29%
Fee Waiver/Expense Reimbursement	(0.30%)	[13]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.99%
Retirement | International Growth Fund | Thornburg International Growth Fund - Class R6
Document Information [Line Items]
Management Fees	0.82%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.17%
Total Annual Fund Operating Expenses	0.99%
Fee Waiver/Expense Reimbursement	(0.10%)	[13]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.89%
Retirement | Income Builder Fund | Thornburg Investment Income Builder Fund - Class R3
Document Information [Line Items]
Management Fees	0.69%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses	0.39%
Acquired Fund Fees and Expenses	0.14%
Total Annual Fund Operating Expenses	1.72%
Fee Waiver/Expense Reimbursement	(0.08%)	[14]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.64%	[15]
Retirement | Income Builder Fund | Thornburg Investment Income Builder Fund - Class R4
Document Information [Line Items]
Management Fees	0.69%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.56%
Acquired Fund Fees and Expenses	0.14%
Total Annual Fund Operating Expenses	1.64%
Fee Waiver/Expense Reimbursement	(0.10%)	[14]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.54%	[15]
Retirement | Income Builder Fund | Thornburg Investment Income Builder Fund - Class R5
Document Information [Line Items]
Management Fees	0.69%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.39%
Acquired Fund Fees and Expenses	0.14%
Total Annual Fund Operating Expenses	1.22%
Fee Waiver/Expense Reimbursement	(0.09%)	[14]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.13%	[15]
Retirement | Income Builder Fund | Thornburg Investment Income Builder Fund - Class R6
Document Information [Line Items]
Management Fees	0.69%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.13%
Acquired Fund Fees and Expenses	0.14%
Total Annual Fund Operating Expenses	0.96%
Fee Waiver/Expense Reimbursement	(0.02%)	[14]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.94%	[15]
Retirement | Global Opportunities Fund | Thornburg Global Opportunities Fund - Class R3
Document Information [Line Items]
Management Fees	0.82%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses	0.88%
Total Annual Fund Operating Expenses	2.20%
Fee Waiver/Expense Reimbursement	(0.70%)	[16]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.50%
Retirement | Global Opportunities Fund | Thornburg Global Opportunities Fund - Class R4
Document Information [Line Items]
Management Fees	0.82%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.79%
Total Annual Fund Operating Expenses	1.86%
Fee Waiver/Expense Reimbursement	(0.46%)	[16]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.40%
Retirement | Global Opportunities Fund | Thornburg Global Opportunities Fund - Class R5
Document Information [Line Items]
Management Fees	0.82%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.45%
Total Annual Fund Operating Expenses	1.27%
Fee Waiver/Expense Reimbursement	(0.28%)	[16]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.99%
Retirement | Global Opportunities Fund | Thornburg Global Opportunities Fund - Class R6
Document Information [Line Items]
Management Fees	0.82%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.18%
Total Annual Fund Operating Expenses	1.00%
Fee Waiver/Expense Reimbursement	(0.15%)	[16]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.85%
Retirement | Developing World Fund | Thornburg Developing World Fund Class R5
Document Information [Line Items]
Management Fees	0.96%
Distribution and Service (12b-1) Fees	none
Other Expenses	1.11%
Total Annual Fund Operating Expenses	2.07%
Fee Waiver/Expense Reimbursement	(0.98%)	[17]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.09%
Retirement | Developing World Fund | Thornburg Developing World Fund Class R6
Document Information [Line Items]
Management Fees	0.96%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.18%
Total Annual Fund Operating Expenses	1.14%
Fee Waiver/Expense Reimbursement	(0.15%)	[17]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.99%
Retirement | Limited Term U.S. Government Fund | Thornburg Limited Term U.S. Government Fund - Class R3
Document Information [Line Items]
Management Fees	0.38%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses	0.55%
Total Annual Fund Operating Expenses	1.43%
Fee Waiver/Expense Reimbursement	(0.44%)	[18]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.99%
Retirement | Limited Term U.S. Government Fund | Thornburg Limited Term U.S. Government Fund - Class R4
Document Information [Line Items]
Management Fees	0.38%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	1.15%
Total Annual Fund Operating Expenses	1.78%
Fee Waiver/Expense Reimbursement	(0.79%)	[18]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.99%
Retirement | Limited Term U.S. Government Fund | Thornburg Limited Term U.S. Government Fund - Class R5
Document Information [Line Items]
Management Fees	0.38%
Distribution and Service (12b-1) Fees	none
Other Expenses	1.66%
Total Annual Fund Operating Expenses	2.04%
Fee Waiver/Expense Reimbursement	(1.37%)	[18]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.67%
Retirement | Limited Term Income Fund | Thornburg Limited Term Income Fund - Class R3
Document Information [Line Items]
Management Fees	0.33%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses	0.23%
Total Annual Fund Operating Expenses	1.06%
Fee Waiver/Expense Reimbursement	(0.07%)	[19]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.99%
Retirement | Limited Term Income Fund | Thornburg Limited Term Income Fund - Class R4
Document Information [Line Items]
Management Fees	0.33%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.65%
Total Annual Fund Operating Expenses	1.23%
Fee Waiver/Expense Reimbursement	(0.24%)	[19]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.99%
Retirement | Limited Term Income Fund | Thornburg Limited Term Income Fund - Class R5
Document Information [Line Items]
Management Fees	0.33%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.41%
Total Annual Fund Operating Expenses	0.74%
Fee Waiver/Expense Reimbursement	(0.25%)	[19]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.49%
Retirement | Limited Term Income Fund | Thornburg Limited Term Income Fund - Class R6
Document Information [Line Items]
Management Fees	0.33%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.16%
Total Annual Fund Operating Expenses	0.49%
Fee Waiver/Expense Reimbursement	(0.07%)	[19]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.42%

[1]	Thornburg Investment Management, Inc. (“Thornburg”) has contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class A, Class C, and Class I expenses (excluding taxes, interest expenses, 12b-1 distribution and service fees, acquired fund fees and expenses, brokerage commissions, borrowing costs, expenses relating to short sales, and extraordinary expenses such as litigation costs) do not exceed 0.81%, 1.28%, and 0.59%, respectively. The agreement to waive fees and reimburse expenses may be terminated by the Fund’s Trustees at any time, but may not be terminated by Thornburg before February 1, 2021, unless Thornburg ceases to be the investment advisor of the Fund prior to that date. Thornburg may recoup amounts waived or reimbursed during the Fund’s fiscal year if actual expenses fall below the expense cap during that same fiscal year.
[2]	Thornburg Investment Management, Inc. (“Thornburg”) has contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class I expenses (excluding taxes, interest expenses, 12b-1 distribution and service fees, acquired fund fees and expenses, brokerage commissions, borrowing costs, expenses relating to short sales, and extraordinary expenses such as litigation costs) do not exceed 0.67%. The agreement to waive fees and reimburse expenses may be terminated by the Fund’s Trustees at any time, but may not be terminated by Thornburg before February 1, 2021, unless Thornburg ceases to be the investment advisor of the Fund prior to that date. Thornburg may recoup amounts waived or reimbursed during the Fund’s fiscal year if actual expenses fall below the expense cap during that same fiscal year.
[3]	Thornburg Investment Management, Inc. (“Thornburg”) has contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class A and Class I expenses (excluding taxes, interest expenses, 12b-1 distribution and service fees, acquired fund fees and expenses, brokerage commissions, borrowing costs, expenses relating to short sales, and extraordinary expenses such as litigation costs) do not exceed 0.99% and 0.67%, respectively. The agreement to waive fees and reimburse expenses may be terminated by the Fund’s Trustees at any time, but may not be terminated by Thornburg before February 1, 2021, unless Thornburg ceases to be the investment advisor of the Fund prior to that date. Thornburg may recoup amounts waived or reimbursed during the Fund’s fiscal year if actual expenses fall below the expense cap during that same fiscal year.
[4]	Thornburg Investment Management, Inc. (“Thornburg”) has contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class A, Class C, and Class I expenses (excluding taxes, interest expenses, 12b-1 distribution and service fees, acquired fund fees and expenses, brokerage commissions, borrowing costs, expenses relating to short sales, and extraordinary expenses such as litigation costs) do not exceed 1.05%, 1.80%, and 0.60%, respectively. The agreement to waive fees and reimburse expenses may be terminated by the Fund’s Trustees at any time, but may not be terminated by Thornburg before February 1, 2021, unless Thornburg ceases to be the investment advisor of the Fund prior to that date. Thornburg may recoup amounts waived or reimbursed during the Fund’s fiscal year if actual expenses fall below the expense cap during that same fiscal year.
[5]	The figures for Total Annual Fund Operating Expenses in this table have been recalculated to add amounts for “Acquired Fund Fees and Expenses,” in accordance with regulatory rules. Acquired Fund Fees and Expenses vary with changes in the amount of the Fund’s investments in investment companies and other factors. Please see the disclosure under the caption “Explanation of Acquired Fund Fees and Expenses” for a further explanation.
[6]	Thornburg Investment Management, Inc. (“Thornburg”) has contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class I expenses (excluding taxes, interest expenses, 12b-1 distribution and service fees, acquired fund fees and expenses, brokerage commissions, borrowing costs, expenses relating to short sales, and extraordinary expenses such as litigation costs) do not exceed 1.09%. The agreement to waive fees and reimburse expenses may be terminated by the Fund’s Trustees at any time, but may not be terminated by Thornburg before February 1, 2021, unless Thornburg ceases to be the investment advisor of the Fund prior to that date. Thornburg may recoup amounts waived or reimbursed during the Fund’s fiscal year if actual expenses fall below the expense cap during that same fiscal year.
[7]	Thornburg Investment Management, Inc. (“Thornburg”) has contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class A, Class C and Class I expenses (excluding taxes, interest expenses, 12b-1 distribution and service fees, acquired fund fees and expenses, brokerage commissions, borrowing costs, expenses relating to short sales, and extraordinary expenses such as litigation costs) do not exceed 1.83%, 2.38% and 1.09%, respectively. The agreement to waive fees and reimburse expenses may be terminated by the Fund’s Trustees at any time, but may not be terminated by Thornburg before February 1, 2021, unless Thornburg ceases to be the investment advisor of the Fund prior to that date. Thornburg may recoup amounts waived or reimbursed during the Fund’s fiscal year if actual expenses fall below the expense cap during that same fiscal year.
[8]	Investment-related expenses shown in the table reflect expenses incurred to sell securities short and interest expense on borrowed funds. These expenses are required to be treated as a Fund expense for accounting purposes and are not payable to the Fund’s investment advisor.
[9]	These expenses reflect the expenses the Fund will incur to sell securities short and interest expense on borrowed funds. These expenses are required to be treated as a Fund expense for accounting purposes and are not payable to the Fund’s investment advisor.
[10]	Thornburg Investment Management, Inc. (“Thornburg”) has contractually agreed to waive fees and reimburse expenses excluding taxes, interest expenses, 12b-1 distribution and service fees, acquired fund fees and expenses, brokerage commissions, borrowing costs, expenses relating to short sales, and extraordinary expenses such as litigation costs) incurred by the Fund so that actual Class A and Class I expenses do not exceed 1.24% and 0.99%, respectively, not including the effects of expenses relating to the Fund’s short sales, and interest expenses. The agreement to waive fees and reimburse expenses may be terminated by the Fund’s Trustees at any time, but may not be terminated by Thornburg before February 1, 2021 unless Thornburg ceases to be the investment advisor of the Fund prior to that date. Thornburg may recoup amounts waived or reimbursed during the Fund’s fiscal year if, after taking the recoupment into account, the Fund’s actual expenses fall below the expense cap during that same fiscal year.
[11]	Thornburg Investment Management, Inc. (“Thornburg”) has contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class R3, Class R4, Class R5 and Class R6 expenses (excluding taxes, interest expenses, 12b-1 distribution and service fees, acquired fund fees and expenses, brokerage commissions, borrowing costs, expenses relating to short sales, and extraordinary expenses such as litigation costs) do not exceed 1.25%, 1.25%, 0.60%, and 0.53%, respectively. The agreement to waive fees and reimburse expenses may be terminated by the Fund’s Trustees at any time, but may not be terminated by Thornburg before February 1, 2021, unless Thornburg ceases to be the investment advisor of the Fund prior to that date. Thornburg may recoup amounts waived or reimbursed during the Fund’s fiscal year if actual expenses fall below the expense cap during that same fiscal year.
[12]	Thornburg Investment Management, Inc. (“Thornburg”) has contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class R3, Class R4, and Class R5 expenses (excluding taxes, interest expenses, 12b-1 distribution and service fees, acquired fund fees and expenses, brokerage commissions, borrowing costs, expenses relating to short sales, and extraordinary expenses such as litigation costs) do not exceed 1.45%, 1.25%, and 0.99%, respectively. The agreement to waive fees and reimburse expenses may be terminated by the Fund’s Trustees at any time, but may not be terminated by Thornburg before February 1, 2021, unless Thornburg ceases to be the investment advisor of the Fund prior to that date. Thornburg may recoup amounts waived or reimbursed during the Fund’s fiscal year if actual expenses fall below the expense cap during that same fiscal year.
[13]	Thornburg Investment Management, Inc. (“Thornburg”) has contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class R3, Class R4, Class R5 and Class R6 expenses (excluding taxes, interest expenses, 12b-1 distribution and service fees, acquired fund fees and expenses, brokerage commissions, borrowing costs, expenses relating to short sales, and extraordinary expenses such as litigation costs) do not exceed 1.50%, 1.40%, 0.99%, and 0.89%, respectively. The agreement to waive fees and reimburse expenses may be terminated by the Fund’s Trustees at any time, but may not be terminated by Thornburg before February 1, 2021, unless Thornburg ceases to be the investment advisor of the Fund prior to that date. Thornburg may recoup amounts waived or reimbursed during the Fund’s fiscal year if actual expenses fall below the expense cap during that same fiscal year.
[14]	Thornburg Investment Management, Inc. (“Thornburg”) has contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class R3, Class R4, Class R5, and Class R6 expenses (excluding taxes, interest expenses, 12b-1 distribution and service fees, acquired fund fees and expenses, brokerage commissions, borrowing costs, expenses relating to short sales, and extraordinary expenses such as litigation costs) do not exceed 1.50% 1.40%, 0.99%, and 0.80% respectively, not including the effects of Acquired Fund Fees and Expenses. The agreement to waive fees and reimburse expenses may be terminated by the Fund’s Trustees at any time, but may not be terminated by Thornburg before February 1, 2021, unless Thornburg ceases to be the investment advisor of the Fund prior to that date. Thornburg may recoup amounts waived or reimbursed during the Fund’s fiscal year if actual expenses fall below the expense cap during that same fiscal year.
[15]	The figures for Total Fund Operating Expenses After Fee Waiver/Expense Reimbursement in this table have been recalculated to add amounts for “Acquired Fund Fees and Expenses,” in accordance with regulatory rules. Acquired Fund Fees and Expenses vary with changes in the amount of the Fund’s investments in investment companies and other factors. Please see the disclosure under the caption “Explanation of Acquired Fund Fees and Expenses” for a further explanation.
[16]	Thornburg Investment Management, Inc. (“Thornburg”) has contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class R3, Class R4, Class R5, and Class R6 expenses (excluding taxes, interest expenses, 12b-1 distribution and service fees, acquired fund fees and expenses, brokerage commissions, borrowing costs, expenses relating to short sales, and extraordinary expenses such as litigation costs) do not exceed 1.50%, 1.40%, 0.99%, and 0.85%, respectively. The agreement to waive fees and reimburse expenses may be terminated by the Fund’s Trustees at any time, but may not be terminated by Thornburg before February 1, 2021, unless Thornburg ceases to be the investment advisor of the Fund prior to that date. Thornburg may recoup amounts waived or reimbursed during the Fund’s fiscal year if actual expenses fall below the expense cap during that same fiscal year.
[17]	Thornburg Investment Management, Inc. (“Thornburg”) has contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class R5 and Class R6 expenses (excluding taxes, interest expenses, 12b-1 distribution and service fees, acquired fund fees and expenses, brokerage commissions, borrowing costs, expenses relating to short sales, and extraordinary expenses such as litigation costs) do not exceed 1.09% and 0.99%, respectively. The agreement to waive fees and reimburse expenses may be terminated by the Fund’s Trustees at any time, but may not be terminated by Thornburg before February 1, 2021, unless Thornburg ceases to be the investment advisor of the Fund prior to that date. Thornburg may recoup amounts waived or reimbursed during the Fund’s fiscal year if actual expenses fall below the expense cap during that same fiscal year.
[18]	Thornburg Investment Management, Inc. (“Thornburg”) has contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class R3, Class R4, and Class R5 expenses (excluding taxes, interest expenses, 12b-1 distribution and service fees, acquired fund fees and expenses, brokerage commissions, borrowing costs, expenses relating to short sales, and extraordinary expenses such as litigation costs) do not exceed 0.99%, 0.99%, and 0.67%, respectively. The agreement to waive fees and reimburse expenses may be terminated by the Fund’s Trustees at any time, but may not be terminated by Thornburg before February 1, 2021, unless Thornburg ceases to be the investment advisor of the Fund prior to that date. Thornburg may recoup amounts waived or reimbursed during the Fund’s fiscal year if actual expenses fall below the expense cap during that same fiscal year.
[19]	Thornburg Investment Management, Inc. (“Thornburg”) has contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class R3, Class R4, Class R5, and Class R6 expenses (excluding taxes, interest expenses, 12b-1 distribution and service fees, acquired fund fees and expenses, brokerage commissions, borrowing costs, expenses relating to short sales, and extraordinary expenses such as litigation costs) do not exceed 0.99%, 0.99%, 0.49%, and 0.42%, respectively. The agreement to waive fees and reimburse expenses may be terminated by the Fund’s Trustees at any time, but may not be terminated by Thornburg before February 1, 2021, unless Thornburg ceases to be the investment advisor of the Fund prior to that date. Thornburg may recoup amounts waived or reimbursed during the Fund’s fiscal year if actual expenses fall below the expense cap during that same fiscal year.